Investments - Summary of financial information on the main associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
TOTAL ASSETS	€ 1,797,062	€ 1,734,659	€ 1,595,835
TOTAL LIABILITIES	1,692,821	1,637,074	1,498,782
Profit or loss for the year	12,183	10,764	9,653
Other accumulated comprehensive income	(35,020)	(35,628)	(32,719)
Total equity	104,241	97,585	97,053	€ 91,322
TOTAL LIABILITIES AND EQUITY	1,797,062	1,734,659	1,595,835
Profit (loss) from continuing operations	12,183	10,764	9,653
Profit/(loss) after tax from discontinued operations	0	€ 0	€ 0
Aggregate amounts for entities accounted for using the equity method | Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Current assets	539
Non current assets	11,512
TOTAL ASSETS	12,051
Current liabilities	951
Non current liabilities	4,252
TOTAL LIABILITIES	5,203
Profit or loss for the year	263
Other accumulated comprehensive income	80
Rest of equity	6,505
Total equity	6,848
TOTAL LIABILITIES AND EQUITY	12,051
Ordinary activities income	487
Profit (loss) from continuing operations	41
Profit/(loss) after tax from discontinued operations	222
Aggregate amounts for entities accounted for using the equity method | Metrovacesa, S.A.
Disclosure of associates [line items]
Current assets	2,106
Non current assets	407
TOTAL ASSETS	2,513
Current liabilities	382
Non current liabilities	326
TOTAL LIABILITIES	708
Profit or loss for the year	(23)
Other accumulated comprehensive income	0
Rest of equity	1,828
Total equity	1,805
TOTAL LIABILITIES AND EQUITY	2,513
Ordinary activities income	524
Profit (loss) from continuing operations	(23)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Caceis
Disclosure of associates [line items]
Current assets	31,026
Non current assets	85,305
TOTAL ASSETS	116,331
Current liabilities	8,979
Non current liabilities	102,575
TOTAL LIABILITIES	111,554
Profit or loss for the year	392
Other accumulated comprehensive income	(6)
Rest of equity	4,391
Total equity	4,777
TOTAL LIABILITIES AND EQUITY	116,331
Ordinary activities income	6,459
Profit (loss) from continuing operations	392
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Zurich Santander Insurance América, S.L. - Consolidado
Disclosure of associates [line items]
Current assets	1,595
Non current assets	19,252
TOTAL ASSETS	20,847
Current liabilities	333
Non current liabilities	19,405
TOTAL LIABILITIES	19,738
Profit or loss for the year	465
Other accumulated comprehensive income	(639)
Rest of equity	1,283
Total equity	1,109
TOTAL LIABILITIES AND EQUITY	20,847
Ordinary activities income	5,097
Profit (loss) from continuing operations	465
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | CNP Santander
Disclosure of associates [line items]
Current assets	217
Non current assets	2,157
TOTAL ASSETS	2,374
Current liabilities	25
Non current liabilities	1,907
TOTAL LIABILITIES	1,932
Profit or loss for the year	100
Other accumulated comprehensive income	(43)
Rest of equity	385
Total equity	442
TOTAL LIABILITIES AND EQUITY	2,374
Ordinary activities income	817
Profit (loss) from continuing operations	100
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Current assets	140
Non current assets	584
TOTAL ASSETS	724
Current liabilities	136
Non current liabilities	13
TOTAL LIABILITIES	149
Profit or loss for the year	80
Other accumulated comprehensive income	(209)
Rest of equity	704
Total equity	575
TOTAL LIABILITIES AND EQUITY	724
Ordinary activities income	143
Profit (loss) from continuing operations	80
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | U.C.I., S.A.
Disclosure of associates [line items]
Current assets	270
Non current assets	10,302
TOTAL ASSETS	10,572
Current liabilities	146
Non current liabilities	9,776
TOTAL LIABILITIES	9,922
Profit or loss for the year	(88)
Other accumulated comprehensive income	150
Rest of equity	588
Total equity	650
TOTAL LIABILITIES AND EQUITY	10,572
Ordinary activities income	592
Profit (loss) from continuing operations	(88)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Hyundai Capital UK Limited
Disclosure of associates [line items]
Current assets	1,885
Non current assets	3,099
TOTAL ASSETS	4,984
Current liabilities	2,465
Non current liabilities	2,107
TOTAL LIABILITIES	4,572
Profit or loss for the year	72
Other accumulated comprehensive income	(7)
Rest of equity	347
Total equity	412
TOTAL LIABILITIES AND EQUITY	4,984
Ordinary activities income	1,110
Profit (loss) from continuing operations	72
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Fortune Auto Finance Co., Ltd.
Disclosure of associates [line items]
Current assets	186
Non current assets	2,034
TOTAL ASSETS	2,220
Current liabilities	21
Non current liabilities	1,691
TOTAL LIABILITIES	1,712
Profit or loss for the year	50
Other accumulated comprehensive income	(19)
Rest of equity	477
Total equity	508
TOTAL LIABILITIES AND EQUITY	2,220
Ordinary activities income	219
Profit (loss) from continuing operations	50
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of associates [line items]
Current assets	88
Non current assets	1,702
TOTAL ASSETS	1,790
Current liabilities	198
Non current liabilities	1,025
TOTAL LIABILITIES	1,223
Profit or loss for the year	109
Other accumulated comprehensive income	(48)
Rest of equity	506
Total equity	567
TOTAL LIABILITIES AND EQUITY	1,790
Ordinary activities income	737
Profit (loss) from continuing operations	109
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Banco RCI Brasil S.A.
Disclosure of associates [line items]
Current assets	8
Non current assets	2,144
TOTAL ASSETS	2,152
Current liabilities	73
Non current liabilities	1,842
TOTAL LIABILITIES	1,915
Profit or loss for the year	31
Other accumulated comprehensive income	(223)
Rest of equity	429
Total equity	237
TOTAL LIABILITIES AND EQUITY	2,152
Ordinary activities income	299
Profit (loss) from continuing operations	31
Profit/(loss) after tax from discontinued operations	€ 0